DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other Comprehensive Income (Loss) [Member]
Description of Location of Gain (Loss) on Foreign Currency Cash Flow Hedge Derivatives in Financial Statements	"Other comprehensive income (loss)"
Gains recognized in other comprehensive income (effective portion)	$ 1,776	$ 244
Other payables and accrued expenses [Member]
Description of Location of Foreign Currency Cash Flow Hedge Derivatives on Balance Sheet	"Other receivables and prepaid expenses"
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 1,776